Commitments and Contingencies - Delivery Commitments (Details) $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($) bbl / d contract	Mar. 31, 2016 USD ($) bbl / d $ / bbl	Sep. 30, 2016 USD ($) bbl / d $ / bbl	Dec. 31, 2015 USD ($)
Long Term Crude Oil Delivery Commitments
Delivery commitments
Term of commitment			10 years
Delivery commitment, in barrels per day (Bpd), year one		40,000	40,000
Delivery commitment, in barrels per day (Bpd), year two		52,000	52,000
Delivery commitment, in barrels per day (Bpd), years three through ten		58,000	58,000
Delivery commitment, price per barrel (in dollars per barrel) | $ / bbl		3.95
Aggregate estimated payments due | $		$ 887.3	$ 887.3	$ 759.2
Long Term Crude Oil Delivery Commitments | Minimum
Delivery commitments
Delivery commitment, price per barrel (in dollars per barrel) | $ / bbl			3.95
Long Term Crude Oil Delivery Commitments | October 2016 Acquisition
Delivery commitments
Number of delivery commitments | contract	2
Long Term Crude Oil Delivery Commitment, November 2016, Seven Year Term | October 2016 Acquisition
Delivery commitments
Term of commitment	7 years
Delivery commitment, in barrels per day (Bpd), year one	5,000
Delivery commitment, in barrels per day (Bpd), years two through seven	3,800
Aggregate estimated payments due | $	$ 55.2
Long Term Crude Oil Delivery Commitment, November 2016, Five Year Term
Delivery commitments
Term of commitment				5 years
Long Term Crude Oil Delivery Commitment, November 2016, Five Year Term | October 2016 Acquisition
Delivery commitments
Term of commitment	5 years
Delivery commitment, in barrels per day (Bpd), year one	5,000
Delivery commitment, in barrels per day (Bpd), years two through five	3,800
Aggregate estimated payments due | $	$ 10.4